COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
Commitments And Contingencies
COMMITMENTS AND CONTINGENCIES

24.	COMMITMENTS AND CONTINGENCIES

On September 22, 2022, the Securities Exchange Commission (“SEC”) issued an Order Instituting Proceedings (“OIP”) pursuant to Section 12(j) of Securities Exchange Act of 1934 (“1934 Act”), against the Company alleging violations of the 1934 Act, as amended, and the rules promulgated thereunder, by failing to timely file periodic reports. Section 12(j) authorizes the SEC as it deems necessary or appropriate for the protection of investors to suspend for a period not exceeding 12 months, or to revoke, the registration of a security if the SEC finds, on the record after notice and opportunity for hearing, that the issuer of such security has failed to comply with any provision of the 1934 Act, as amended, or the rules promulgated thereunder. The Company has filed an answer to the Order Instituting Proceedings and is seeking a hearing in the matter. The Company is currently fully compliant with all of its filings and has recently filed a form F1 which is pending acceptance by the SEC. The Company anticipates that it will be able to waive this OIP after acceptance.